OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	6 Months Ended
Jun. 30, 2023
Other Liabilities Disclosure [Abstract]
SCHEDULE OF OTHER PAYABLE AND ACCRUED EXPENSES

As of June 30, 2023 and December 31, 2022, other payables and accrued expenses consist of:

	June 30, 2023	December 31, 2022
	(Unaudited)
Advances from unrelated third parties (i)	$869,648	$395,359
Other taxes payable (ii)	3,401,184	4,216,786
Accrued professional fees	179,595	215,889
Amount due to employees (iii)	74,780	41,782
Others	169,400	126,528
	$4,694,607	$4,996,344

(i)	The advances from unrelated parties are non-interest bearing and due on demand.

(ii)	The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax.

(iii)	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.